Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2013
Share-Based Compensation [Abstract]
RSG Activity
RSG activity during the three months ended June 30, 2013 was as follows:

	Number of RSGs	Weighted-Average Grant Date Fair Value
Unvested at December 30, 2012	25,424	$6.04
Vested	(25,424)	6.04

Unvested at June 30, 2013	—	$—